Leases (Details) - Schedule of Operating Lease Liabilities Maturity - USD ($)	Jul. 31, 2023	Apr. 30, 2023
Schedule of Operating Lease Liabilities Maturity [Abstract]
2024	$ 2,805,260	$ 2,805,392
2025	2,865,825	2,850,248
2026	2,926,578	2,912,281
2027	2,980,223	2,968,699
2028	2,866,526	3,012,436
Thereafter	24,218,071	24,822,830
Total lease payments	38,662,483	39,371,886
Less: interest	(14,630,647)	$ (14,898,944)
Present value of lease liabilities	$ 24,031,836